UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Mazama Capital Management, Inc.
           ----------------------------------------------
Address:   One SW Columbia, Suite 1860
           Portland, Oregon 97258
           ----------------------------------------------

Form  13F  File  Number:  28-05179
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Brian P. Alfrey
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  503-944-6245
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian P. Alfrey                  Portland, Oregon                 5/14/2002
-------------------                  ----------------                 ---------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          128
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,353,323
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
Abgenix Inc                    COM              00339B107    19383 1028100 SH       Sole              849942      0  178158
Active Power Inc               COM              00504W100     4357  830950 SH       Sole              682250      0  148700
AeroGen Inc                    COM              007779101     6173 3302700 SH       Sole             2686500      0  616200
Affiliated Comp Svcs           COM              008190100     4659   83000 SH       Sole               83000      0       0
Albany Molecular Research      COM              012423109     6580  274550 SH       Sole              226250      0   48300
Align Technology Inc           COM              016255101     2775  524600 SH       Sole              424800      0   99800
Alkermes Inc                   COM              01642T108    43169 1658960 SH       Sole             1371960      0  287000
American Eagle Outfitters      COM              02553E106    18232  735650 SH       Sole              608950      0  126700
Amylin Pharmaceuticals Inc     COM              032346108    17493 1746850 SH       Sole             1429450      0  317400
Andrx Group                    COM              034553107      311    8200 SH       Sole                8200      0       0
Applied Films Corp.            COM              038197109      551   22400 SH       Sole               19400      0    3000
Arch Coal Inc                  COM              039380100    11322  529350 SH       Sole              436950      0   92400
Arqule Inc                     COM              04269E107     5237  415500 SH       Sole              340100      0   75400
Atherogenics, Inc.             COM              047439104    12027 1660000 SH       Sole             1367000      0  293000
Atrix Labs Inc                 COM              04962L101     8987  394550 SH       Sole              321850      0   72700
Avid Technology Inc            COM              05367P100     4184  301400 SH       Sole              247813      0   53587
Bankatlantic Bancorp           COM              065908501    11757  904700 SH       Sole              745600      0  159100
Barr Laboratories Inc          COM              068306109      457    6950 SH       Sole                6950      0       0
Bioject Medical Technologies   COM              09059T206     4986 1295400 SH       Sole             1059000      0  236400
Bj's Wholesale Club Inc        COM              05548J106      451   10100 SH       Sole               10100      0       0
Bruker Daltonics Inc           COM              116795105     7850  820450 SH       Sole              669050      0  151400
Carreker Corp                  COM              144433109     2781  318550 SH       Sole              262350      0   56200
Celgene Corp                   COM              151020104    27669 1119800 SH       Sole              926400      0  193400
Cell Genesys Inc               COM              150921104    26588 1571150 SH       Sole             1281536      0  289614
Cephalon Inc                   COM              156708109      202    3200 SH       Sole                3200      0       0
Chicos Fas Inc                 COM              168615102     3718  110261 SH       Sole               90636      0   19625
Choicepoint Inc                COM              170388102     2304   40000 SH       Sole               40000      0       0
Clearone Communications Inc.   COM              185060100    14437  880250 SH       Sole              716550      0  163700
Coach Inc                      COM              189754104    16149  318160 SH       Sole              263060      0   55100
Computer Network Tec           COM              204925101     1216   92000 SH       Sole               92000      0       0
Core Laboratories (FOR)        COM              N22717107     8468  573475 SH       Sole              469575      0  103900
Corillian Corp                 COM              218725109    15692 4756350 SH       Sole             3837015      0  919335
Corixa Corp                    COM              21887F100    10248 1662720 SH       Sole             1357970      0  304750
Cost Plus Inc                  COM              221485105     6436  234900 SH       Sole              193500      0   41400
Credence Systems Corp          COM              225302108     6604  300800 SH       Sole              247600      0   53200
Cree Inc                       COM              225447101     6340  465600 SH       Sole              386600      0   79000
Cubist Pharmaceuticals Inc     COM              229678107    13618  738100 SH       Sole              605900      0  132200
Dendreon Corp                  COM              24823Q107     8113 1314200 SH       Sole             1078100      0  236100
Digimarc Corp                  COM              253807101    70196 3594700 SH       Sole             2947200      0  647500
Digital Insight Corp           COM              25385P106    14233  517050 SH       Sole              425650      0   91400
Dollar Tree Stores I           COM              256747106      702   21400 SH       Sole               21400      0       0
E Trade Group Inc              COM              269246104      451   47900 SH       Sole               47900      0       0
Echelon Corp                   COM              27874N105     4963  275950 SH       Sole              227050      0   48900
Endo Pharmaceuticals Holdings  COM              29264F205    10690 1057850 SH       Sole              870950      0  186900
Esperion Therapeutics Inc      COM              29664R106     2783  458050 SH       Sole              376450      0   81600
F5 Networks Inc                COM              315616102     1332   57300 SH       Sole               47000      0   10300
Fei Co                         COM              30241L109     4162  117375 SH       Sole               96875      0   20500
First American Corp            COM              318522307    12650  594350 SH       Sole              489450      0  104900
First Horizon Pharmaceutical   COM              32051K106    16619  742525 SH       Sole              605875      0  136650
Flir Systems Inc               COM              302445101    21230  444850 SH       Sole              378750      0   66100
Foundry Networks Inc           COM              35063R100     7182 1000150 SH       Sole              818050      0  182100
Friedman Billings Ramsey Group COM              358433100    15069 2148650 SH       Sole             1742950      0  405700
Gene Logic Inc                 COM              368689105     8190  421750 SH       Sole              347550      0   74200
Genta Inc                      COM              37245M207    10874  649600 SH       Sole              532500      0  117100
Getty Images Inc               COM              374276103     2678   89100 SH       Sole               73500      0   15600
Hawaiian Airlines Inc          COM              419849104     3375 1106300 SH       Sole              905700      0  200600
I-2 Technologies Inc           COM              465754109      101   20000 SH       Sole               20000      0       0
Icu Medical Inc                COM              44930G107      546   15000 SH       Sole               15000      0       0
Identix Inc                    COM              451906101    15228 1718500 SH       Sole             1408500      0  310000
Illumina Inc                   COM              452327109     4826  510440 SH       Sole              416640      0   93800
Immersion Corp                 COM              452521107    10734 3705300 SH       Sole             3008631      0  696669
Incyte Genomics Inc            COM              45337C102    14697 1238200 SH       Sole             1025200      0  213000
Inhale Therapeutic Systems Inc COM              457191104     4843  459850 SH       Sole              378950      0   80900
Insight Enterprises Inc        COM              45765U103    12516  553000 SH       Sole              447400      0  105600
Integra Lifesciences           COM              457985208     1125   40000 SH       Sole               40000      0       0
Jakks Pacific Inc              COM              47012E106     8922  392900 SH       Sole              321000      0   71900
Kenneth Cole Productions - A   COM              193294105     4250  211300 SH       Sole              172700      0   38600
Key Energy Services Inc        COM              492914106     5149  479900 SH       Sole              395100      0   84800
King Pharmaceuticals Inc       COM              495582108      592   16900 SH       Sole               16900      0       0
La Jolla Pharmaceuticals Co.   COM              503459109    10852  533000 SH       Sole             1224400      0  258600
Lattice Semiconductor Inc      COM              518415104    28583 1634500 SH       Sole             1337600      0  296900
Lendingtree Inc.               COM              52602Q105     2993  223200 SH       Sole              183900      0   39300
Lincare Holdings Inc           COM              532791100      597   22000 SH       Sole               22000      0       0
LSI Logic Corp                 COM              502161102      802   47200 SH       Sole               47200      0       0
Macrovision Corp               COM              555904101    16469  618250 SH       Sole              506350      0  111900
Matrixone Inc                  COM              57685P304     5882  659700 SH       Sole              533500      0  126200
Medarex Inc                    COM              583916101      202   12500 SH       Sole               12500      0       0
Metris Companies Inc           COM              591598107    10589  530750 SH       Sole              439650      0   91100
Metro One Telecommunications   COM              59163F105     6964  275100 SH       Sole              226300      0   48800
Microsemi Corp                 COM              595137100     2072  127050 SH       Sole              104650      0   22400
Millenium Pharmaceuticals      COM              599902103      519   23254 SH       Sole               23254      0       0
Netiq Corp                     COM              64115P102    16424  753020 SH       Sole              621620      0  131400
Omnivision Technologies        COM              682128103     2728  247200 SH       Sole              203600      0   43600
Onyx Software Corp             COM              683402101    43542 8736150 SH       Sole             7136150      0 1600000
Paradigm Genetics Inc          COM              69900R106    11272 6957400 SH       Sole             5670300      0 1287100
Pharmacopeia Inc               COM              71713B104    10111  760050 SH       Sole              622150      0  137900
Pixar Inc                      COM              725811103    46023 1249625 SH       Sole             1027325      0  222300
Pixelworks Inc                 COM              72581M107    59497 4627400 SH       Sole             3817300      0  810100
Plantronics Inc                COM              727493108    13828  660800 SH       Sole              542100      0  118700
Polo Ralph Lauren Crp          COM              731572103    31199 1069279 SH       Sole              884579      0  184700
Polycom Inc                    COM              73172K104    48642 1980178 SH       Sole             1637478      0  342700
Princeton Review, Inc.         COM              742352107    13874 1597500 SH       Sole             1391900      0  205600
Provident Financial Group      COM              743866105      297   10300 SH       Sole               10300      0       0
Qiagen N.V. (FOR)              COM              N72482107      299   20100 SH       Sole               20100      0       0
Quiksilver Inc                 COM              74838C106    16072  733750 SH       Sole              595750      0  138000
Red Hat Inc                    COM              756577102    50042 8777200 SH       Sole             7201300      0 1575900
Riverstone Networks Inc        COM              769320102     6846 1142800 SH       Sole              940800      0  202000
Roxio Inc                      COM              780008108    12545  552600 SH       Sole              454400      0   98200
Sangamo Biosciences Inc        COM              800677106     1731  187450 SH       Sole              153950      0   33500
Scios Inc                      COM              808905103    12260  423450 SH       Sole              348750      0   74700
Shaw Group Inc                 COM              820280105    22820  828650 SH       Sole              687350      0  141300
Smith and Wollenski Restaurant COM              831758107     4590  935950 SH       Sole              756150      0  179800
Sonicwall Inc                  COM              835470105     3339  256600 SH       Sole              211500      0   45100
Sonus Networks Inc.            COM              835916107     8943 3411350 SH       Sole             2806350      0  605000
Southwest Bancorporation of Te COM              84476R109    12068  361900 SH       Sole              296700      0   65200
Stage Stores Inc.              COM              85254C305    12263  460250 SH       Sole              378650      0   81600
Strayer Education Inc          COM              863236105    10072  205000 SH       Sole              168800      0   36200
Sylvan Learning Systems Inc    COM              871399101    12941  458250 SH       Sole              378550      0   79700
Symyx Technologies Inc         COM              87155S108    16823  814900 SH       Sole              662250      0  152650
Telik Inc                      COM              87959M109     4054  334950 SH       Sole              274950      0   60000
Third Wave Technologies        COM              88428W108     8089 2415250 SH       Sole             1958150      0  457100
Toys "R" Us Inc                COM              892335100      397   22100 SH       Sole               22100      0       0
Transgenomic Inc               COM              89365K206    11271 1249850 SH       Sole             1026150      0  223700
Triquint Semiconductor Inc.    COM              89674K103    36713 3059441 SH       Sole             2520541      0  538900
Tularik Inc                    COM              899165104      164   10000 SH       Sole               10000      0       0
Tweeter Home Entertainment Gro COM              901167106     1118   57200 SH       Sole               47500      0    9700
United Online Inc.             COM              911268100     5816  676390 SH       Sole              557790      0  118600
Varian Medical Sytems Inc      COM              92220P105      348    8500 SH       Sole                8500      0       0
Versicor Inc                   COM              925314106    13960  774200 SH       Sole              631300      0  142900
Vertex Pharmaceuticals Inc     COM              92532F100      223    8000 SH       Sole                8000      0       0
Viasat Inc                     COM              92552V100     6746  482000 SH       Sole              396300      0   85700
Viewpoint Corp                 COM              92672P108     6615 1095532 SH       Sole              887832      0  207700
Viropharma Inc                 COM              928241108     6486 1277650 SH       Sole             1042550      0  235100
Visionics Corp                 COM              92831E101     7289  621950 SH       Sole              509950      0  112000
Vitalworks Inc.                COM              928483106     1961  333800 SH       Sole              273700      0   60100
Waters Corp.                   COM              941848103      699   25000 SH       Sole               25000      0       0
Williams-sonoma Inc            COM              969904101      327    7100 SH       Sole                7100      0       0
Wireless Facilities Inc        COM              97653A103     1000  166900 SH       Sole              135300      0   31600